Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Purchases	$ 63,387	$ 88,440	$ 157,592
Sales	1,719	1,780	905
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Purchases	6,910	8,908	7,484
Acerbrag S A [Member]
IfrsStatementLineItems [Line Items]
Sales	1,382
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Purchases	5,041	6,384	7,971
Sales		1,140	744
Campos Novos Energia S.a [Member]
IfrsStatementLineItems [Line Items]
Purchases	47,560	51,973	61,545
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Purchases	65		210
Sales	337	640	161
Group Andrade Gutierrez [Member]
IfrsStatementLineItems [Line Items]
Purchases		19,832	73,757
Scotiabank Peru S A A [Member]
IfrsStatementLineItems [Line Items]
Purchases	573	282	17
Votorantim Cimentos S.a. [Member]
IfrsStatementLineItems [Line Items]
Purchases			1,050
Votorantim International Csc S.a.c [Member]
IfrsStatementLineItems [Line Items]
Purchases			5,122
Other related parties [member]
IfrsStatementLineItems [Line Items]
Purchases	$ 3,238	$ 1,061	$ 436